LEASE LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total amount paid in respect of lease liabilities	$ 2,503,000	$ 2,318,000